SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	6 Months Ended
Feb. 28, 2019
Statements [Line Items]
Disclosure of detailed information about non-cash working capital [Table Text Block]
Period ended	February 28, 2019	February 28, 2018
Amounts receivable, prepaid expenses and other assets	$(625)	$(578)
Accounts payable and accrued liabilities	724	(29)
	$99	$(607)